Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of December 31, 2014			$ 1,323,502
Goodwill impairment charges			(150,400)
Goodwill acquired			1,000
Translation differences			(1,900)
Goodwill as of March 31, 2015	$ 1,172,125		$ 1,172,125